UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII Realty Securities Trust
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

                         E.I.I. REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                          SHARES           VALUE
                                                         --------       -----------
REAL ESTATE INVESTMENT TRUSTS ("REITS") -- 93.47%

APARTMENTS -- 15.52%
AvalonBay Communities, Inc.                                12,129       $ 1,193,737
BRE Properties, Inc., Class A                              12,100           592,900
Equity Residential                                         30,500         1,354,505
Essex Property Trust, Inc.                                  3,400           402,322
Post Properties, Inc.                                      29,500           825,115
                                                                        -----------

Total Apartments                                                          4,368,579
                                                                        -----------

DIVERSIFIED -- 7.45%
Entertainment Properties Trust                             10,000           547,200
Vornado Realty Trust                                       17,039         1,549,697
                                                                        -----------

Total Diversified                                                         2,096,897
                                                                        -----------

HEALTHCARE -- 12.17%
HCP, Inc.                                                  27,500         1,103,575
Health Care REIT, Inc.                                     18,500           984,755
Nationwide Health Properties, Inc.                         11,900           428,162
Ventas, Inc.                                               18,400           909,328
                                                                        -----------

Total Healthcare                                                          3,425,820
                                                                        -----------

HOTELS & LODGING -- 3.04%
Host Hotels & Resorts, Inc.                                36,000           478,440
Lasalle Hotel Properties                                    9,800           228,536
Starwood Hotels & Resorts Worldwide, Inc.                   5,300           149,142
                                                                        -----------

Total Hotels & Lodging                                                      856,118
                                                                        -----------

INDUSTRIALS -- 6.85%
AMB Property Corp.                                         11,300           511,890
ProLogis                                                   34,331         1,416,840
                                                                        -----------

Total Industrials                                                         1,928,730
                                                                        -----------

OFFICE PROPERTY -- 11.91%
Alexandria Real Estate Equities, Inc.                       5,300           596,250
Boston Properties, Inc.                                    15,700         1,470,462
Douglas Emmett, Inc.                                       31,700           731,319
Highwoods Properties, Inc.                                 10,000           355,600
Maguire Properties, Inc. (Preferred Stock)                 21,000           199,500
                                                                        -----------

Total Office Property                                                     3,353,131
                                                                        -----------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                          SHARES           VALUE
                                                         ---------      -----------
REAL ESTATE INVESTMENT TRUSTS ("REITS") (CONTINUED)

REGIONAL MALLS -- 16.82%
General Growth Properties, Inc.                             33,300      $   502,830
Simon Property Group, Inc.                                  27,392        2,657,024
Taubman Centers, Inc.                                       19,400          970,000
The Macerich Co.                                             9,500          604,675
                                                                        -----------

Total Regional Malls                                                      4,734,529
                                                                        -----------

SELF STORAGE -- 5.21%
Extra Space Storage, Inc.                                   14,200          218,112
Public Storage, Inc.                                        12,615        1,249,011
                                                                        -----------

Total Self Storage                                                        1,467,123
                                                                        -----------

SHOPPING CENTERS -- 14.50%
Equity One, Inc.                                            12,700          260,223
Federal Realty Investment Trust                             20,600        1,763,360
Kimco Realty Corp.                                          35,564        1,313,734
Regency Centers Corp.                                        6,633          442,355
Tanger Factory Outlet Centers, Inc.                          6,900          302,151
                                                                        -----------

Total Shopping Centers                                                    4,081,823
                                                                        -----------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,273,188)                   26,312,750
                                                                        -----------

SHORT TERM INVESTMENTS -- 8.32%
BlackRock Liquidity Funds T-Fund                         1,016,540        1,016,540
BlackRock Liquidity Funds Treasury Trust Fund            1,326,652        1,326,652
                                                                        -----------

TOTAL SHORT TERM INVESTMENTS (Cost $2,343,192)                            2,343,192
                                                                        -----------

TOTAL INVESTMENTS -- 101.79% (Cost $23,616,380)                          28,655,942
                                                                        -----------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.79%)                           (504,426)
                                                                        -----------

NET ASSETS -- 100.00%                                                   $28,151,516
                                                                        ===========

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

Summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note A):

VALUATION INPUTS                                                                    INVESTMENTS IN SECURITIES
Level 1 -- Quoted Prices                                                                 $   28,655,942
Level 2 -- Other Significant Observable Inputs                                                       --
Level 3 -- Significant Unobservable Inputs                                                           --
                                                                                         --------------
TOTAL                                                                                    $   28,655,942
                                                                                         ==============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                          SHARES            VALUE
                                                        ----------      ------------
COMMON STOCKS -- 89.85%

AUSTRALIA -- 0.73%
Stockland                                                1,007,100      $  4,289,757
                                                                        ------------

Total Austrailia (Cost $5,926,059)                                         4,289,757
                                                                        ------------

CHINA -- 0.84%
Guangzhou R&F Properties Co., Ltd.                       5,500,000         4,923,142
                                                                        ------------

Total China (Cost $12,982,631)                                             4,923,142
                                                                        ------------

FRANCE -- 16.41%
ICADE                                                      219,850        17,602,329
Klepierre                                                  476,813        18,337,931
Nexity                                                      99,994         1,567,498
Unibail-Rodamco                                            294,517        58,794,185
                                                                        ------------

Total France (Cost $128,359,562)                                          96,301,943
                                                                        ------------

GERMANY -- 1.30%
DIC Asset AG                                               549,064         7,635,315
                                                                        ------------

Total Germany (Cost $17,172,730)                                           7,635,315
                                                                        ------------

HONG KONG -- 19.04%
China Overseas Land & Investment, Ltd.                  19,071,400        22,597,755
Hang Lung Properties, Ltd.                               8,775,000        20,207,358
Hysan Development Co., Ltd.                              9,420,229        24,241,073
Kerry Properties, Ltd.                                   5,186,925        16,500,679
Lifestyle International Holdings, Ltd.                  12,490,000        13,995,119
Shangri-La Asia, Ltd.                                   10,011,685        14,183,871
                                                                        ------------

Total Hong Kong (Cost $150,952,584)                                      111,725,855
                                                                        ------------

ITALY -- 2.63%
Immobiliare Grande Distribuzione                         4,791,662        10,553,610
Risanamento SpA*                                         4,124,750         4,866,825
                                                                        ------------

Total Italy (Cost $41,376,150)                                            15,420,435
                                                                        ------------

JAPAN -- 18.31%
AEON Mall Co., Ltd.                                      1,150,540        33,595,573
Daiwa House Industry Co., Ltd.                           2,264,000        21,069,392
Mitsubishi Estate Co., Ltd.                                827,000        15,657,420
Mitsui Fudosan Co., Ltd.                                 1,505,800        27,814,005

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                          SHARES            VALUE
                                                        -----------     ------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tokyu Land Corp.                                          2,605,000     $  9,299,628
                                                                        ------------

Total Japan (Cost $140,357,185)                                          107,436,018
                                                                        ------------

LUXEMBOURG -- 0.73%
Orco Property Group                                         178,057        4,271,847
                                                                        ------------

Total Luxembourg (Cost $26,465,458)                                        4,271,847
                                                                        ------------

MALAYSIA -- 1.13%
SP Setia Berhad                                           7,350,000        6,618,736
                                                                        ------------

Total Malaysia (Cost $12,214,006)                                          6,618,736
                                                                        ------------

PHILIPPINES -- 0.84%
Megaworld Corp.                                         142,699,000        4,246,091
Robinsons Land Corp.                                      4,244,682          685,645
                                                                        ------------

Total Philippines (Cost $11,174,526)                                       4,931,736
                                                                        ------------

SINGAPORE -- 11.17%
Capitaland, Ltd.                                          7,289,000       15,600,713
City Developments, Ltd.                                   3,300,000       20,288,872
Hongkong Land Holdings, Ltd.                              6,335,000       18,751,600
Keppel Land, Ltd.                                         1,831,700        3,625,733
Wing Tai Holdings, Ltd.                                  11,024,960        7,248,697
                                                                        ------------

Total Singapore (Cost $116,144,732)                                       65,515,615
                                                                        ------------

SPAIN -- 3.64%
Sol Melia, SA                                             2,481,408       21,366,208
                                                                        ------------

Total Spain (Cost $39,506,116)                                            21,366,208
                                                                        ------------

SWEDEN -- 1.02%
Castellum AB                                                700,000        5,973,253
                                                                        ------------

Total Sweden (Cost $6,963,293)                                             5,973,253
                                                                        ------------

THAILAND -- 1.31%
Central Pattana Public Co., Ltd.                          3,764,464        1,835,510

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                          SHARES            VALUE
                                                        -----------     -------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Central Pattana Public Co., Ltd. NVDR                    12,025,336     $   5,863,417
                                                                        -------------

Total Thailand (Cost $10,721,131)                                           7,698,927
                                                                        -------------

UNITED KINGDOM -- 10.75%
British Land Co. plc                                      1,074,744        14,262,107
Derwent Valley Holdings plc                                 702,660        13,063,017
Great Portland Estates plc                                1,911,599        11,363,355
Hammerson plc                                               410,200         7,099,518
Minerva plc*                                              2,773,881         1,705,772
Segro plc                                                 2,100,094        15,600,133
                                                                        -------------

Total United Kingdom (Cost $101,059,104)                                   63,093,902
                                                                        -------------

TOTAL COMMON STOCKS (Cost $821,375,267)                                   527,202,689
                                                                        -------------

WARRANTS -- 0.02%
SP Setia Berhad, Expires 01/21/13*                        1,225,000           135,221
                                                                        -------------

TOTAL WARRANTS (Cost $110,030)                                                135,221
                                                                        -------------

TOTAL INVESTMENTS -- 89.87% (Cost $821,485,297)                           527,337,910

LIABILITIES IN EXCESS OF OTHER ASSETS -- 10.13%                            59,464,539
                                                                        -------------

NET ASSETS -- 100.00%                                                   $ 586,802,449
                                                                        =============

----------------
*     Denotes non-income producing security.
NVDR  Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                                                 % OF
SECTOR DIVERSIFICATION                                                         NET ASSETS       VALUE
-------------------------------------                                          ----------    -----------
COMMON STOCKS:
Real Estate                                                                        74.36%   $436,299,227
Consumer Cyclicals                                                                 15.49%     90,903,462
                                                                               ---------    ------------
Total Common Stock                                                                 89.85%    527,202,689
WARRANTS:
Real Estate                                                                         0.02%        135,221
                                                                               ---------    ------------
TOTAL INVESTMENTS                                                                  89.87%    527,337,910
LIABILITIES IN EXCESS OF OTHER ASSETS                                              10.13%     59,464,539
                                                                               ---------    ------------
NET ASSETS                                                                        100.00%   $586,802,449
                                                                               =========    ============

Summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note A):

VALUATION INPUTS                                                                   INVESTMENTS IN SECURITIES
Level 1 -- Quoted Prices                                                              $     525,502,400
Level 2 -- Other Significant Observable Inputs                                                1,835,510
Level 3 -- Significant Unobservable Inputs                                                           --
                                                                                      -----------------

TOTAL                                                                                 $     527,337,910
                                                                                      =================

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. GLOBAL PROPERTY FUND

                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2008
                                  (UNAUDITED)

                                                          SHARES            VALUE
                                                        -----------     ------------
COMMON STOCKS -- 55.04%

AUSTRALIA -- 0.65%
Stockland                                                   201,400     $    857,866
                                                                        ------------

Total Austrailia (Cost $1,037,992)                                           857,866
                                                                        ------------

FRANCE -- 10.77%
ICADE                                                        42,350        3,390,760
Klepierre                                                    68,657        2,640,505
Nexity                                                        6,732          105,530
Unibail-Rodamco                                              40,450        8,075,000
                                                                        ------------

Total France (Cost $18,564,559)                                           14,211,795
                                                                        ------------

GERMANY -- 1.01%
DIC Asset AG                                                 96,303        1,339,195
                                                                        ------------

Total Germany (Cost $3,209,390)                                            1,339,195
                                                                        ------------

HONG KONG -- 11.75%
China Overseas Land & Investment, Ltd.                    2,361,700        2,798,385
Hang Lung Properties, Ltd.                                1,100,000        2,533,116
Hysan Development Co., Ltd.                               1,009,350        2,597,360
Kerry Properties, Ltd.                                      749,123        2,383,115
Lifestyle International Holdings, Ltd.                    2,347,000        2,629,827
Shangri-La Asia, Ltd.                                     1,812,400        2,567,684
                                                                        ------------

Total Hong Kong (Cost $23,199,526)                                        15,509,487
                                                                        ------------

ITALY -- 2.39%
Immobiliare Grande Distribuzione                            941,100        2,072,768
Risanamento SpA*                                            912,200        1,076,312
                                                                        ------------

Total Italy (Cost $9,330,911)                                              3,149,080
                                                                        ------------

JAPAN -- 9.49%
AEON Mall Co., Ltd.                                         142,600        4,163,896
Daiwa House Industry Co., Ltd.                              250,000        2,326,567
Mitsubishi Estate Co., Ltd.                                 110,500        2,092,074
Mitsui Fudosan Co., Ltd.                                    165,000        3,047,756
Tokyu Land Corp.                                            250,000          892,479
                                                                        ------------

Total Japan (Cost $16,591,721)                                            12,522,772
                                                                        ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                    -----------    -----------
COMMON STOCKS (CONTINUED)

LUXEMBOURG -- 0.61%
Orco Property Group                                      33,315    $   799,275
                                                                   -----------

Total Luxembourg (Cost $4,363,669)                                     799,275
                                                                   -----------

MALAYSIA -- 1.06%
SP Setia Berhad                                       1,550,000      1,395,788
                                                                   -----------

Total Malaysia (Cost $2,328,073)                                     1,395,788
                                                                   -----------

PHILIPPINES -- 0.71%
Megaworld Corp.                                      31,432,500        935,292
                                                                   -----------

Total Philippines (Cost $1,958,106)                                    935,292
                                                                   -----------

SINGAPORE -- 6.32%
Capitaland, Ltd.                                      1,032,500      2,209,869
City Developments, Ltd.                                 413,300      2,541,028
Hongkong Land Holdings, Ltd.                            825,000      2,442,000
Wing Tai Holdings, Ltd.                               1,750,000      1,150,591
                                                                   -----------

Total Singapore (Cost $15,396,630)                                   8,343,488
                                                                   -----------

SPAIN -- 2.74%
Sol Melia, SA                                           420,000      3,616,418
                                                                   -----------

Total Spain (Cost $6,258,478)                                        3,616,418
                                                                   -----------

SWEDEN -- 1.29%
Castellum AB                                            200,000      1,706,644
                                                                   -----------

Total Sweden (Cost $2,204,023)                                       1,706,644
                                                                   -----------

THAILAND -- 1.34%
Central Pattana Public Co., Ltd. NVDR                 3,622,100      1,766,095
                                                                   -----------

Total Thailand (Cost $2,720,735)                                     1,766,095
                                                                   -----------

UNITED KINGDOM -- 4.91%
British Land Co. plc                                    170,000      2,255,940
Great Portland Estates plc                              292,000      1,735,772
Minerva plc*                                            184,000        113,149

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. GLOBAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                  (UNAUDITED)

                                                      SHARES          VALUE
                                                    -----------    -------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Segro plc                                               319,953    $  2,376,708
                                                                   ------------

Total United Kingdom (Cost $10,289,433)                               6,481,569
                                                                   ------------

TOTAL COMMON STOCKS (Cost $117,453,246)                              72,634,764
                                                                   ------------

U.S. REAL ESTATE INVESTMENT TRUSTS
 ("REITS") -- 35.68%
Alexandria Real Estate Equities, Inc.                    23,400       2,632,500
AvalonBay Communities, Inc.                              32,700       3,218,334
Boston Properties, Inc.                                  41,200       3,858,792
Equity One, Inc.                                         71,700       1,469,133
Essex Property Trust, Inc.                               26,400       3,123,912
Federal Realty Investment Trust                          45,400       3,886,240
General Growth Properties, Inc.                          90,300       1,363,530
Health Care REIT, Inc.                                   64,100       3,412,043
Host Hotels & Resorts, Inc.                             125,400       1,666,566
Maguire Properties, Inc. (Preferred Stock)               50,600         480,700
Post Properties, Inc.                                   108,200       3,026,354
ProLogis                                                 62,800       2,591,756
Public Storage, Inc.                                     28,800       2,851,488
Simon Property Group, Inc.                               52,800       5,121,600
Starwood Hotels & Resorts Worldwide, Inc.                43,100       1,212,834
The Macerich Co.                                         31,400       1,998,610
Ventas, Inc.                                             39,200       1,937,264
Vornado Realty Trust                                     35,600       3,237,820
                                                                   ------------

TOTAL U.S. REAL ESTATE INVESTMENT
 TRUSTS (Cost $52,414,689)                                           47,089,476
                                                                   ------------

WARRANTS -- 0.02%
SP Setia Berhad, Expires 01/21/13*                      175,000          19,317
                                                                   ------------

TOTAL WARRANTS (Cost $15,719)                                            19,317
                                                                   ------------

SHORT TERM INVESTMENTS -- 9.87%
BlackRock Liquidity Funds T-Fund                      6,512,818       6,512,818
BlackRock Liquidity Funds Treasury Trust Fund         6,512,818       6,512,818
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (Cost $13,025,636)                      13,025,636
                                                                   ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

                                                       VALUE
                                                   -------------
TOTAL INVESTMENTS -- 100.61% (Cost $182,909,290)   $ 132,769,193

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.61%)        (804,699)

                                                   -------------
TOTAL NET ASSETS -- 100.00%                        $ 131,964,494
                                                   =============

----------
*       Denotes non-income producing security.

NVDR    Non-Voting Depositary Receipt

                                           % OF
SECTOR DIVERSIFICATION                   NET ASSETS         VALUE
-------------------------------------    ----------    -------------
COMMON STOCKS:
Real Estate                                 79.43%     $ 104,829,882
Consumer Cyclicals                          11.29%        14,894,358
                                           ------      -------------
Total Common Stock                          90.72%       119,724,240
WARRANTS:
Real Estate                                  0.02%            19,317
SHORT TERM OBLIGATION                        9.87%        13,025,636
                                           ------      -------------

TOTAL INVESTMENTS                          100.61%       132,769,193
LIABILITIES IN EXCESS OF OTHER ASSETS       (0.61%)         (804,699)
                                           ------      -------------

NET ASSETS                                 100.00%     $ 131,964,494
                                           ======      =============

Summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note A):

                                                 INVESTMENTS IN
VALUATION INPUTS                                   SECURITIES
----------------------------------------------   --------------
Level 1 -- Quoted Prices                         $  132,769,193
Level 2 -- Other Significant Observable Inputs               --
Level 3 -- Significant Unobservable Inputs                   --
                                                 --------------
TOTAL                                            $  132,769,193
                                                 ==============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2008

                                   (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES:

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of July 1, 2008, the beginning of the Funds' current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      -     Level 1 -- quoted prices in active markets for identical securities

      - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Funds' net assets as of September 30, 2008 is included with each Funds' Schedule of Investments.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2008 for each Fund were as follows:

           FUND                           COST      APPRECIATION    (DEPRECIATION)         NET
----------------------------------   ------------   ------------    -------------    -------------
E.I.I. Realty Securities Fund        $ 23,616,380   $  6,755,235    $  (1,715,673)   $   5,039,562
E.I.I. International Property Fund    821,485,297      2,985,884     (297,133,271)    (294,147,387)
E.I.I. Global Property Fund           182,909,290      2,925,684      (53,065,781)     (50,140,097)

C. NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      EII Realty Securities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard J. Adler
                        --------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  November 17, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard J. Adler
                        --------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date  November 17, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael J. Meagher
                        --------------------------------------------------------
                          Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date  November 17, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.